Cover - shares	12 Months Ended
	Dec. 31, 2021	Jun. 28, 2022
Document Information Line Items
Entity Registrant Name	TOMBSTONE EXPLORATION CORPORATION
Entity Central Index Key	0001072772
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		12,210,746
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-29922
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	6529 E. Friess Drive
Entity Address Address Line 2	6529 E. Friess Drive
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Country	US
Entity Address Postal Zip Code	85254
Icfr Auditor Attestation Flag	false
Auditor Name	RBSM LLP
Auditor Location	Las Vegas, Nevada
Auditor Firm Id	587
Security 12g Title	Common Shares Without Par Value
Entity Interactive Data Current	Yes
Entity Address Address Description	Address of principal executive offices
Document Shell Company Report	false
Document Registration Statement	false
Phone Fax Number Description	Name, address and telephone of Company contact person
Contained File Information File Name	Alan Brown
Document Accounting Standard	U.S. GAAP
Contact Person
Document Information Line Items
Entity Address Address Line 1	6529 E. Friess Drive
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85254
City Area Code	480
Local Phone Number	588-8920
Contact Personnel Name	Alan Brown